UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
Source Capital, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1. Schedule of Investments.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INFRASTRUCTURE SOFTWARE — 8.8%
Microsoft Corporation	166,630	$12,412,269
Oracle Corporation	434,720	21,018,712
		$33,430,981
DIVERSIFIED BANKS — 7.2%
Bank of America Corporation	567,370	$14,377,156
Citigroup, Inc.	180,010	13,093,927
		$27,471,083
AIRCRAFT & PARTS — 6.3%
Arconic, Inc.	411,206	$10,230,805
United Technologies Corporation	119,620	13,885,490
		$24,116,295
INTERNET MEDIA — 5.3%
Alphabet, Inc. (Class A)*	5,617	$5,469,385
Alphabet, Inc. (Class C)*	5,632	5,401,708
Baidu, Inc. (ADR) (China)*	36,950	9,152,145
		$20,023,238
INSURANCE BROKERS — 3.9%
Aon plc (Britain)	100,810	$14,728,341

CONSUMER FINANCE — 3.7%
Ally Financial, Inc.	288,540	$6,999,980
American Express Co.	78,380	7,090,255
		$14,090,235
P&C INSURANCE — 3.6%
American International Group, Inc.	224,030	$13,753,202

SEMICONDUCTOR DEVICES — 3.1%
Analog Devices, Inc.	93,070	$8,019,842
QUALCOMM, Inc.	73,360	3,802,982
		$11,822,824
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	324,260	$10,904,864

ELECTRICAL COMPONENTS — 2.8%
TE Connectivity, Ltd. (Switzerland)	128,350	$10,660,751

INVESTMENT COMPANIES — 2.0%
Groupe Bruxelles Lambert SA (Belgium)	72,700	$7,647,250

ADVERTISING & MARKETING — 1.8%
WPP plc (Britain)	376,040	$6,978,923

SPECIALTY PHARMA — 1.8%
Mylan NV*	215,960	$6,774,665

See notes to financial statements.

	Shares or Principal Amount	Fair Value
LIFE SCIENCE EQUIPMENT — 1.5%
Thermo Fisher Scientific, Inc.	30,380	$5,747,896

ELECTRICAL POWER EQUIPMENT — 1.4%
General Electric Co.	222,732	$5,385,660

BASE METALS — 1.1%
Alcoa Corporation*	47,570	$2,217,713
MMC Norilsk Nickel PJSC (ADR) (Russia)	111,630	1,921,711
		$4,139,424
INTEGRATED OILS — 1.1%
Gazprom PJSC (ADR) (Russia)	323,590	$1,355,842
Lukoil PJSC (ADR) (Russia)	37,100	1,963,703
Rosneft Oil Co. PJSC (GDR) (Russia)	145,630	808,975
		$4,128,520
HOUSEHOLD PRODUCTS — 0.8%
Unilever NV (CVA) (Britain)	48,330	$2,858,347

FOOD & DRUG STORES — 0.7%
Jardine Strategic Holdings, Ltd. (Hong Kong)	61,080	$2,638,656

EXPLORATION & PRODUCTION — 0.2%
Occidental Petroleum Corporation	14,880	$955,445

TOTAL COMMON STOCKS — 60.0% (Cost $181,823,561)		$228,256,600

BONDS & DEBENTURES — 33.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
AGENCY — 0.1%
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	$248,358	$248,382

AGENCY STRIPPED — 3.8%
Government National Mortgage Association 2012-58 IO — 0.73% 2/16/2053@	$12,530,189	$479,820
Government National Mortgage Association 2015-86 IO — 0.773% 5/16/2052@	2,998,248	169,894
Government National Mortgage Association 2013-63 IO — 0.777% 9/16/2051@	17,925,158	909,481
Government National Mortgage Association 2013-13 IO — 0.783% 7/16/2047@	2,898,059	132,439
Government National Mortgage Association 2013-74 IO — 0.783% 12/16/2053@	19,247,555	957,760
Government National Mortgage Association 2014-171 IO — 0.787% 11/16/2055@	18,165,506	873,190
Government National Mortgage Association 2013-146 IO — 0.803% 11/16/2048@	16,883,292	707,003
Government National Mortgage Association 2012-79 IO — 0.803% 3/16/2053@	7,891,108	337,037
Government National Mortgage Association 2012-114 IO — 0.811% 1/16/2053@	17,069,854	961,926
Government National Mortgage Association 2014-153 IO — 0.825% 4/16/2056@	12,377,531	727,774
Government National Mortgage Association 2012-109 IO — 0.841% 10/16/2053@	15,068,328	590,772
Government National Mortgage Association 2015-19 IO — 0.879% 1/16/2057@	10,007,830	661,718
Government National Mortgage Association 2014-187 IO — 0.932% 5/16/2056@	7,998,274	508,311
Government National Mortgage Association 2015-114 IO — 0.968% 3/15/2057@	2,212,308	135,894

See notes to financial statements.

	Principal Amount	Fair Value
Government National Mortgage Association 2016-45 IO — 1.004% 2/16/2058@	$16,010,132	$1,191,639
Government National Mortgage Association 2016-34 IO — 1.007% 1/16/2058@	5,711,422	421,213
Government National Mortgage Association 2016-65 IO — 1.009% 1/16/2058@	6,441,547	484,178
Government National Mortgage Association 2015-108 IO — 1.035% 10/16/2056@	10,099,864	683,049
Government National Mortgage Association 2016-125 IO — 1.064% 12/16/2057@	3,780,045	300,622
Government National Mortgage Association 2016-106 IO — 1.069% 9/16/2058@	7,254,687	601,325
Government National Mortgage Association 2016-85 IO — 1.121% 3/16/2057@	4,242,884	346,063
Government National Mortgage Association 2016-119 IO — 1.126% 4/16/2058@	10,846,559	886,316
Government National Mortgage Association 2016-67 IO — 1.166% 7/16/2057@	15,331,191	1,224,812
Government National Mortgage Association 2016-94 IO — 1.17% 12/16/2057@	5,808,651	483,902
		$14,776,138
NON-AGENCY — 1.2%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036**,††	$469,000	$469,269
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035**	145,616	145,144
Aventura Mall Trust M 2013-AVM A — 3.867% 12/5/2032**,@	651,000	676,442
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041@	134,878	134,864
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.25% 3/15/2049@	73,000	73,033
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.384% 10/15/2031**,@	339,000	338,425
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.384% 10/15/2031**,@	226,000	221,158
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 7.234% 11/15/2033**,@	813,000	817,069
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043**	191,000	203,661
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 2.936% 11/24/2031**,@,††	444,000	448,440
Madison Avenue Trust M 2013-650M A — 3.843% 10/12/2032**	277,000	288,489
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044@	208,747	209,391
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024**	103,817	103,728
SCG Trust 2013-SRP1 AJ, 1M LIBOR + 1.950% — 3.427% 11/15/2026**,@	380,000	378,580
		$4,507,693
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $19,923,231)		$19,532,213

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.4%
Federal Home Loan Mortgage Corporation 3770 WA — 4.00% 11/15/2028	$285,376	$288,610
Federal Home Loan Mortgage Corporation 3957 BV — 4.00% 10/15/2029	181,719	182,045
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	249,227	243,480
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	867,936	882,549
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043	1,301,946	1,321,780
Federal National Mortgage Association 2014-4 KA — 3.00% 1/25/2044	99,766	100,903
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	590,158	608,156
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	569,640	587,301
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	842,291	868,520
Federal National Mortgage Association 2003-78 B — 5.00% 8/25/2023	277,675	292,764
		$5,376,108
AGENCY POOL FIXED RATE — 0.9%
Federal Home Loan Mortgage Corporation G13122 — 5.00% 4/1/2023	$258,426	$272,773
Federal Home Loan Mortgage Corporation G15744 — 5.00% 6/1/2026	366,188	381,279

See notes to financial statements.

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation G13145 — 5.50% 4/1/2023	$529,689	$561,459
Federal National Mortgage Association MA1212 — 2.50% 10/1/2022	443,510	449,063
Federal National Mortgage Association AL8274 — 4.50% 12/1/2018	480,415	484,710
Federal National Mortgage Association 889109 — 5.00% 1/1/2023	193,984	203,218
Federal National Mortgage Association AE0286 — 5.00% 4/1/2025	284,920	300,892
Federal National Mortgage Association AL7725 — 5.00% 9/1/2025	599,851	627,812
Federal National Mortgage Association 256717 — 5.50% 5/1/2022	192,291	203,026
		$3,484,232
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.5%
BCAP LLC Trust 2010-RR8 2A6 — 2.754% 11/26/2036**,@	$179,186	$178,749
Nationstar HECM Loan Trust 2016-3A A — 2.013% 8/25/2026**	53,975	54,669
Nationstar HECM Loan Trust 2017-2A A1 — 2.038% 9/25/2027**,@,††	325,000	325,000
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027**,††,@	316,000	316,000
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036**,@	153,746	158,617
RiverView HECM Trust 2007-1 A, 1 year Treasury + 0.500% — 1.817% 5/25/2047**,@	548,009	459,470
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056**,@	602,708	599,329
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053**,@	519,797	524,719
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055**,@	861,965	879,145
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057**,@	1,296,801	1,327,747
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**,@@	485,102	485,508
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**,@@	442,995	443,143
		$5,752,096

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $14,641,979)		$14,612,436

ASSET-BACKED SECURITIES — 20.6%
AUTO — 6.1%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$101,000	$100,806
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	191,000	190,739
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	203,000	203,350
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	501,000	502,425
Capital Auto Receivables Asset Trust 2016-3 A3 — 1.54% 8/20/2020	252,000	251,713
Capital Auto Receivables Asset Trust 2015-2 A3 — 1.73% 9/20/2019	990,675	991,502
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	114,000	114,684
Credit Acceptance Auto Loan Trust 2015-1A A — 2.00% 7/15/2022**	246,459	246,525
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023**	250,000	250,987
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026**	1,351,000	1,349,828
Credit Acceptance Auto Loan Trust 2014-2A B — 2.67% 9/15/2022**	153,696	153,722
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024**	548,000	549,165
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023**	566,000	570,276
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024**	601,000	604,956
Credit Acceptance Auto Loan Trust 2016-3A C — 3.60% 4/15/2025**	339,000	341,607
DT Auto Owner Trust 2016-4A B — 2.02% 8/17/2020**	366,000	365,426
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022**	503,000	502,845
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020**	328,714	327,774
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021**	237,000	237,267
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021**	148,000	147,683
First Investors Auto Owner Trust 2016-1A A1 — 1.92% 5/15/2020**	237,701	237,844
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021**	1,096,000	1,097,769
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023**	115,000	114,961

See notes to financial statements.

	Principal Amount	Fair Value
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023**	$219,000	$219,106
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	208,000	207,519
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	597,000	594,452
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	1,320,000	1,324,491
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	597,000	597,669
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	100,000	99,609
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021**	359,000	356,459
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	567,000	567,345
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020**	1,256,000	1,257,535
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022**	673,000	669,018
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022**	319,000	317,228
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023**	786,000	788,349
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022**	327,000	328,376
Santander Drive Auto Receivables Trust 2013-3 C — 1.81% 4/15/2019	3,268	3,268
Santander Drive Auto Receivables Trust 2015-2 B — 1.83% 1/15/2020	417,913	418,070
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	797,000	794,416
Santander Drive Auto Receivables Trust 2014-2 C — 2.33% 11/15/2019	651,210	652,537
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	209,000	208,656
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	131,000	132,030
Santander Drive Auto Receivables Trust 2013-5 D — 2.73% 10/15/2019	439,000	441,592
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	327,000	327,911
Santander Drive Auto Receivables Trust 2013-A C — 3.12% 10/15/2019**	168,589	168,760
Westlake Automobile Receivables Trust 2016-3A B — 2.07% 12/15/2021**	1,349,000	1,346,903
Westlake Automobile Receivables Trust 2016-1A B — 2.68% 9/15/2021**	1,300,000	1,301,850
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022**	411,000	412,557
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	149,000	149,166
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	276,000	276,331
		$23,415,057
COLLATERALIZED LOAN OBLIGATION — 5.1%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026**	$250,000	$248,515
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 2.454% 10/17/2026**,@	893,000	895,333
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025**	250,000	250,475
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.054% 4/15/2027**,@	1,138,000	1,139,343
Cerberus Onshore II CLO-2 LLC 2014-1A A, 3M USD LIBOR + 1.900% — 3.204% 10/15/2023**,@	24,790	24,793
Cerberus Onshore II CLO-2 LLC 2014-1A B, 3M USD LIBOR + 2.700% — 4.004% 10/15/2023**,@	250,000	250,032
CIFC Funding 2013-III Ltd. 2013-3A A2BR — 3.40% 10/24/2025**	250,000	250,459
CIFC Funding 2013-IV Ltd. 2013-4A A2R — 2.72% 11/27/2024**	403,000	403,594
Elm Trust 2016-1A A2 — 4.163% 6/20/2025**	356,000	363,565
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026**	475,000	475,635
Fortress Credit Opportunities III CLO LP 2014-3A A1TR, 3M USD LIBOR + 1.650% — 2.953% 4/28/2026**,@	1,322,000	1,325,041
Fortress Credit Opportunities III CLO LP 2014-3A DR, 3M USD LIBOR + 4.100% — 5.403% 4/28/2026**,@	217,000	218,229
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR — 3.40% 10/15/2026**	683,000	683,461
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R — 3.75% 10/15/2026**	178,000	177,536
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 8.81% 12/15/2028@	561,000	564,153
Halcyon Loan Advisors Funding, 3M USD LIBOR + 1.100% — 2.413% 10/22/2025**,@	491,000	491,256

See notes to financial statements.

	Principal Amount	Fair Value
ICG US CLO Ltd. 2014-3A A1BR — 2.97% 1/25/2027**	$933,000	$933,995
Jamestown CLO III Ltd. 2013-3A A1BR — 2.753% 1/15/2026**	451,000	451,517
MidOcean Credit CLO I 2012-1A A2R, 3M USD LIBOR + 2.500% — 3.804% 1/15/2024**,@	504,000	506,749
Nelder Grove CLO Ltd. 2014-1A AFR — 3.00% 8/28/2026**	250,000	251,080
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026**	250,000	251,108
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026**	278,000	279,324
Northwoods Capital X Ltd. 2013-10A A2R — 2.649% 11/4/2025**	797,000	795,949
Northwoods Capital X Ltd. 2013-10A B2R — 3.442% 11/4/2025**	250,000	250,439
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026**	293,000	294,228
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026**	186,000	188,027
OHA Loan Funding LLC 2014-1A A2R — 2.95% 10/20/2026**	569,000	569,306
Peaks CLO 1, Ltd. 2014-1A C, 3M USD LIBOR + 3.500% — 4.804% 6/15/2026**,@	344,000	344,058
Peaks CLO, 1 Ltd. 2014-1A A, 3M USD LIBOR + 1.750% — 3.054% 6/15/2026**,@	839,000	840,005
Saranac CLO II Ltd. 2014-2A A2, 3M USD LIBOR + 1.750% — 3.066% 2/20/2025**,@	320,000	320,578
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025††	925,000	926,202
Silvermore Clo Ltd., 3M USD LIBOR + 1.170% — 2.485% 5/15/2026**,@	664,000	663,993
Symphony CLO XII Ltd. 2013-12A B2R — 3.50% 10/15/2025**	427,000	427,667
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 2.571% 7/17/2026**,@	461,000	460,987
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 3.271% 7/17/2026**,@	549,000	548,983
Telos CLO, Ltd. 2014-5A A, 3M USD LIBOR + 1.550% — 2.854% 4/17/2025**,@	828,000	831,804
Washington Mill CLO Ltd. 2014-1A A2R — 2.90% 4/20/2026**	250,000	250,654
Washington Mill CLO Ltd. 2014-1A B2R — 3.60% 4/20/2026**	317,000	318,095
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025**	418,000	418,291
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025**	250,000	250,403
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026**	250,000	250,968
		$19,385,830
CREDIT CARD — 1.6%
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	$1,343,000	$1,339,685
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	1,051,000	1,050,559
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	1,321,000	1,324,826
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	1,152,000	1,158,332
Synchrony Credit Card Master Note Trust 2015-3 A — 1.74% 9/15/2021	1,012,000	1,011,845
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	104,000	103,272
		$5,988,519
EQUIPMENT — 4.6%
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018**	$151,609	$151,502
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024**	293,323	293,462
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019**	1,256,000	1,257,482
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018**	390,645	390,642
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021**	172,000	172,347
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021**	1,282,000	1,278,571
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021**	616,000	615,595
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018**	112,696	112,598
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028**	653,577	653,702
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028**	1,005,477	1,007,749
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047**	227,430	235,811
Enterprise Fleet Financing LLC 2014-2 A2 — 1.05% 3/20/2020**	25,296	25,289
Enterprise Fleet Financing LLC 2015-1 A2 — 1.30% 9/20/2020**	200,866	200,786
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022**	400,242	399,777
Enterprise Fleet Financing LLC 2016-1 A2 — 1.83% 9/20/2021**	779,479	779,173

See notes to financial statements.

	Principal Amount	Fair Value
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023**	$384,000	$383,761
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022**	275,000	277,796
GreatAmerica Leasing Receivables Funding LLC Series 2016-1 A3 — 1.73% 6/20/2019**	1,000,000	998,994
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023**	177,000	176,623
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024**	250,000	249,540
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030**	1,190,367	1,188,246
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031**	548,000	547,626
Leaf Receivables Funding 12 LLC 2017-1 A3 — 2.07% 8/15/2020**,††	203,000	202,715
Leaf Receivables Funding 12 LLC 2017-1 A4 — 2.43% 7/15/2021**,††	149,000	148,732
NextGear Floorplan Master Owner Trust 2015-2A A — 2.38% 10/15/2020**	517,000	519,107
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022**	620,000	618,598
Prop Series 2017-1A — 5.30% 3/15/2042††	1,046,338	1,057,848
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021**	240,000	239,073
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021**	707,000	706,275
Verizon Owner Trust 2017-1A A — 2.06% 9/20/2021**	269,000	269,682
Verizon Owner Trust 2016-2A B — 2.15% 5/20/2021**	269,000	268,357
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021**	645,000	641,627
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021**	918,000	922,102
Volvo Financial Equipment LLC Series 2016-1A A2 — 1.44% 10/15/2018**	258,837	258,827
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021**	159,000	158,763
		$17,408,778
OTHER — 3.2%
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050**,††	$1,345,000	$1,350,124
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049**	679,500	675,423
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049**	1,362,000	1,351,734
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051**,††	1,262,000	1,268,827
Ocwen Master Advance Receivables Trust 2017-T1 AT1 — 2.499% 9/15/2048**,††	148,000	148,000
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048**	1,343,000	1,340,902
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021**	264,000	264,204
Oportun Funding IV LLC 2016-C A — 3.28% 11/8/2021**	261,000	259,259
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 2.735% 12/1/2031††,@	600,000	596,250
PFS Financing Corp. 2016-BA A — 1.87% 10/15/2021**	320,000	317,541
PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022**	588,000	587,847
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022**	195,000	194,968
PFS Financing Corporation 2014-BA A, 1M LIBOR + 0.600% — 1.834% 10/15/2019**,@	1,450,000	1,451,857
PFS Financing Corporation 2016-A A, 1M LIBOR + 1.200% — 2.434% 2/18/2020**,@	1,516,000	1,521,593
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043**,††	349,000	346,497
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043**,††	409,000	423,348
		$12,098,374

TOTAL ASSET-BACKED SECURITIES (Cost $78,127,221)		$78,296,558

See notes to financial statements.

	Principal Amount	Fair Value
CORPORATE BONDS & NOTES — 0.5%
CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$753	$847
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	232,812	86,723
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	53,755	53,185
		$140,755
CONSUMER, NON-CYCLICAL — 0.1%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$163,000	$156,480

ENERGY — 0.1%
PHI, Inc. — 5.25% 3/15/2019	$306,000	$297,585

FINANCIAL — 0.1%
Berkshire Hathaway Finance Corporation, 3M USD LIBOR + 0.260% — 1.575% 8/15/2019@	$336,000	$337,150
N671US Trust — 7.50% 9/15/2020**,††	119,392	119,690
		$456,840
INDUSTRIAL — 0.0%
Air 2 US — 10.127% 10/1/2020**,††	$426,921	$106,730

TECHNOLOGY — 0.2%
Apple, Inc. — 1.90% 2/7/2020	$688,000	$690,287

TOTAL CORPORATE BONDS & NOTES (Cost $1,913,613)		$1,848,677

CORPORATE BANK DEBT — 1.6%
ACCTL2 — 6.06% 7/28/2023††,**,@	$516,790	$516,790
Authentic Brands TL 2L — 9.07% 9/26/2025**,@	131,000	131,983
Intelsat Jackson Holding SA — 3.80% 6/30/2019**,@	690,000	687,626
Internap Corp. TL 1L — 8.24% 4/3/2022**,@	500,000	503,750
Logix Holding Co. LLC TL 1L — 2.87% 7/17/2024**,@	311,000	312,309
MB1LTL, 1M LIBOR + 5.00% — 6.24% 11/30/2022††,**,@	707,442	709,960
MB1LDDTL, 1M LIBOR + 2.26% — 2.33% 12/2/2022††,**	53,661	191
MB2LTL, 1M LIBOR + 9.25% — 10.49% 11/30/2023††,**,@	184,000	183,921
OTGDDTL — 1.00% 8/23/2021††,**	20,000	550
OTGTL — 9.771% 8/23/2021††,**,@	560,000	564,200
SDTL — 7.30% 11/22/2021††,**,@	372,875	373,341
Sears Roebuck Acceptance Corp. TL — 5.80% 6/30/2018**,@	517,181	510,716
XPLORNET COMMUNICATIONS Inc. TL-B 1L — 6.07% 9/9/2021**,@	1,051,604	1,058,839
ZW1L — 6.325% 11/16/2022††,**,@	367,225	367,684
ZW2L — 10.314% 11/16/2023††,**,@	130,000	129,838

TOTAL CORPORATE BANK DEBT (Cost $5,979,536)		$6,051,698

MUNICIPALS — 0.1%
Wayne County GO, (TXBL-NTS), — 4.25% 12/1/2018 (Cost $225,000)	$225,000	$226,660

See notes to financial statements.

	Principal Amount	Fair Value
U.S. Treasuries — 1.3%
U.S. Treasury Notes — 1.00% 12/15/2017	$1,300,000	$1,299,924
U.S. Treasury Notes — 1.375% 8/31/2020	2,693,000	2,673,655
U.S. Treasury Notes — 1.375% 10/31/2020	891,000	883,332

TOTAL U.S. TREASURIES (Cost $4,901,708)		$4,856,911

TOTAL BONDS & DEBENTURES — 33.0% (Cost $125,712,288)		$125,425,153

TOTAL INVESTMENT SECURITIES — 93.0% (Cost $307,535,849)		$353,681,753

SHORT-TERM INVESTMENTS — 7.3%
State Street Bank Repurchase Agreement — 0.12% 10/2/2017 (Dated 09/29/2017, repurchase price of $27,767,278, collateralized by $27,900,000 principal amount U.S. Treasury Bond - 2.25% 2024, fair value $28,327,261)	$27,767,000	$27,767,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,767,000)		$27,767,000

TOTAL INVESTMENTS — 100.3% (Cost $335,302,849)		$381,448,753
Other Assets and Liabilities, net — (0.3)%		(1,143,191)
NET ASSETS — 100.0% — NOTE 2		$380,305,562

*Non-income producing security.

@Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

**Restricted securities. These restricted securities constituted 20.02% of total net assets at September 30, 2017, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Company does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Company’s Board of Directors.

††These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Company’s fair value procedures. These securities constituted 2.96% of total net assets at September 30, 2017.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017.

See notes to financial statements.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS —

RESTRICTED SECURITIES

September 30, 2017

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035	05/19/2016	$145,602	$145,144	0.04%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036	08/08/2017	468,941	469,269	0.12%
ACCTL2 — 6.06% 7/28/2023	12/30/2016	512,403	516,790	0.14%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026	06/23/2017	250,000	248,515	0.07%
Air 2 US — 10.127% 10/1/2020	02/21/2015, 01/13/2016	125,942	106,730	0.03%
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018	01/25/2016, 03/07/2016, 03/11/2016	151,371	151,502	0.04%
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024	02/17/2016	293,304	293,462	0.08%
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019	02/18/2016	1,253,250	1,257,482	0.33%
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018	04/18/2016	390,641	390,642	0.10%
Authentic Brands TL 2L — 9.07% 9/26/2025	09/26/2017	130,018	131,983	0.03%
Aventura Mall Trust M 2013-AVM A — 3.867% 12/5/2032	09/28/2017	678,767	676,442	0.18%
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021	01/31/2017	172,283	172,347	0.05%
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021	06/09/2017	1,278,450	1,278,571	0.34%
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021	03/13/2017	614,186	615,595	0.16%
BCAP LLC Trust 2010-RR8 2A6 — 2.754% 11/26/2036	12/08/2015	178,302	178,749	0.05%
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 2.454% 10/17/2026	07/12/2017	893,000	895,333	0.24%
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025	03/31/2017	250,000	250,475	0.07%
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018	05/26/2016	112,725	112,598	0.03%
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.054% 4/15/2027	03/30/2017	1,138,000	1,139,343	0.30%
Cerberus Onshore II CLO-2 LLC 2014-1A A, 3M USD LIBOR + 1.900% — 3.204% 10/15/2023	05/05/2016	24,763	24,793	0.01%
Cerberus Onshore II CLO-2 LLC 2014-1A B, 3M USD LIBOR + 2.700% — 4.004% 10/15/2023	05/05/2016	247,872	250,032	0.07%
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028	03/24/2016	1,005,347	1,007,749	0.26%
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028	06/14/2016	653,546	653,702	0.17%
CIFC Funding 2013-III Ltd. 2013-3A A2BR — 3.40% 10/24/2025	03/10/2017	250,000	250,459	0.07%
CIFC Funding 2013-IV Ltd. 2013-4A A2R — 2.72% 11/27/2024	02/15/2017	403,000	403,594	0.11%
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047	05/04/2017	227,430	235,811	0.06%
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.384% 10/15/2031	11/29/2016	337,653	338,425	0.09%
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.384% 10/15/2031	09/15/2016	218,124	221,158	0.06%
Credit Acceptance Auto Loan Trust 2014-2A B — 2.67% 9/15/2022	01/08/2016	153,069	153,722	0.04%
Credit Acceptance Auto Loan Trust 2015-1A A — 2.00% 7/15/2022	01/06/2016, 01/11/2016	245,781	246,525	0.06%
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023	01/08/2016	565,144	570,276	0.15%
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023	05/04/2016	249,952	250,987	0.07%
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024	05/04/2016	600,870	604,956	0.16%
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024	10/19/2016	548,595	549,165	0.14%
Credit Acceptance Auto Loan Trust 2016-3A C — 3.60% 4/15/2025	10/19/2016	338,943	341,607	0.09%
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026	07/10/2017	1,351,035	1,349,828	0.35%
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 7.234% 11/15/2033	11/4/2016, 12/20/2016	813,000	817,069	0.21%
DT Auto Owner Trust 2016-4A B — 2.02% 8/17/2020	09/28/2016	365,984	365,426	0.10%
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022	06/14/2017	503,091	502,845	0.13%
Elm Trust 2016-1A A2 — 4.163% 6/20/2025	12/18/2016	355,994	363,565	0.10%
Enterprise Fleet Financing LLC 2014-2 A2 — 1.05% 3/20/2020	02/17/2016	25,230	25,289	0.01%
Enterprise Fleet Financing LLC 2015-1 A2 — 1.30% 9/20/2020	02/23/2016	200,469	200,786	0.05%
Enterprise Fleet Financing LLC 2016-1 A2 — 1.83% 9/20/2021	02/09/2016	779,401	779,173	0.20%
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022	07/12/2016	400,221	399,777	0.11%
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022	01/24/2017	274,939	277,796	0.07%
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023	06/20/2017	383,981	383,761	0.10%
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020	10/03/2016	328,697	327,774	0.09%
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021	01/30/2017	236,954	237,267	0.06%
First Investors Auto Owner Trust 2016-1A A1 — 1.92% 5/15/2020	03/09/2016	237,600	237,844	0.06%
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021	02/10/2016	1,096,000	1,097,769	0.29%

First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021	09/12/2016	147,992	147,683	0.04%
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023	02/21/2017	115,008	114,961	0.03%
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023	06/30/2017	218,972	219,106	0.06%
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026	03/22/2017	475,000	475,635	0.13%
Fortress Credit Opportunities III CLO LP 2014-3A A1TR, 3M USD LIBOR + 1.650% — 2.953% 4/28/2026	03/22/2017	1,322,000	1,325,041	0.35%
Fortress Credit Opportunities III CLO LP 2014-3A DR, 3M USD LIBOR + 4.100% — 5.403% 4/28/2026	08/03/2017	217,899	218,229	0.06%
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR — 3.40% 10/15/2026	03/28/2017	683,000	683,461	0.18%
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R — 3.75% 10/15/2026	03/28/2017	178,000	177,536	0.05%
GreatAmerica Leasing Receivables Funding LLC Series 2016-1 A3 — 1.73% 6/20/2019	02/09/2016	999,911	998,994	0.26%
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023	02/07/2017	176,993	176,623	0.05%
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024	02/07/2017	249,987	249,540	0.07%
Halcyon Loan Advisors Funding, 3M USD LIBOR + 1.100% — 2.413% 10/22/2025	06/30/2017	491,000	491,256	0.13%
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030	04/13/2016	1,190,347	1,188,246	0.31%
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031	04/18/2017	547,935	547,626	0.14%
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021	01/10/2017	357,066	356,459	0.09%
ICG US CLO Ltd. 2014-3A A1BR — 2.97% 1/25/2027	04/27/2017	933,000	933,995	0.25%
Intelsat Jackson Holding SA — 3.80% 6/30/2019	06/27/2017	683,750	687,626	0.18%
Internap Corp. TL 1L — 8.24% 4/3/2022	04/03/2017	493,054	503,750	0.13%
Jamestown CLO III Ltd. 2013-3A A1BR — 2.753% 1/15/2026	05/02/2017	451,000	451,517	0.12%
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043	09/15/2017	203,861	203,661	0.05%
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 2.936% 11/24/2031	10/21/2016	445,448	448,440	0.12%
Leaf Receivables Funding 12 LLC 2017-1 A3 — 2.07% 8/15/2020	05/17/2017	202,960	202,715	0.05%
Leaf Receivables Funding 12 LLC 2017-1 A4 — 2.43% 7/15/2021	05/17/2017	148,977	148,732	0.04%
Logix Holding Co. LLC TL 1L — 2.87% 7/17/2024	08/11/2017	307,890	312,309	0.08%
Madison Avenue Trust M 2013-650M A — 3.843% 10/12/2032	09/28/2017	288,773	288,489	0.08%
MB1LTL, 1M LIBOR + 5.00% — 6.24% 11/30/2022	12/02/2016	700,731	709,960	0.19%
MB1LDDTL, 1M LIBOR + 2.26% — 2.33% 12/2/2022	08/29/2017	0	191	0.00%
MB2LTL, 1M LIBOR + 9.25% — 10.49% 11/30/2023	12/02/2016	181,474	183,921	0.05%
MidOcean Credit CLO I 2012-1A A2R, 3M USD LIBOR + 2.500% — 3.804% 1/15/2024	01/18/2017	509,280	506,749	0.13%
N671US Trust — 7.50% 9/15/2020	05/09/2016	119,392	119,690	0.03%
Nationstar HECM Loan Trust 2016-3A A — 2.013% 8/25/2026	08/11/2016	53,975	54,669	0.01%
Nationstar HECM Loan Trust 2017-2A A1 — 2.038% 9/25/2027	09/26/2017	325,000	325,000	0.09%
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027	09/26/2017	316,000	316,000	0.08%
Nelder Grove CLO Ltd. 2014-1A AFR — 3.00% 8/28/2026	02/08/2017	250,000	251,080	0.07%
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050	11/22/2016	1,345,000	1,350,124	0.36%
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049	06/23/2016	679,500	675,423	0.18%
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049	10/14/2016	1,362,000	1,351,734	0.36%
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051	02/01/2017	1,262,000	1,268,827	0.33%
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026	03/02/2017	250,000	251,108	0.07%
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026	03/02/2017	278,000	279,324	0.07%
NextGear Floorplan Master Owner Trust 2015-2A A — 2.38% 10/15/2020	01/30/2017	519,705	519,107	0.14%
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022	04/24/2017	619,960	618,598	0.16%
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036	05/05/2016	160,379	158,617	0.04%
Northwoods Capital X Ltd. 2013-10A A2R — 2.649% 11/4/2025	03/29/2017	797,000	795,949	0.21%
Northwoods Capital X Ltd. 2013-10A B2R — 3.442% 11/4/2025	03/29/2017	250,000	250,439	0.07%
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026	02/17/2017	293,000	294,228	0.08%
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026	03/09/2017	186,000	188,027	0.05%
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048	08/03/2016	1,343,000	1,340,902	0.35%
Ocwen Master Advance Receivables Trust 2017-T1 AT1 — 2.499% 9/15/2048	09/08/2017	148,000	148,000	0.04%
OHA Loan Funding LLC 2014-1A A2R — 2.95% 10/20/2026	03/09/2017	569,000	569,306	0.15%
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021	06/22/2016	263,979	264,204	0.07%
Oportun Funding IV LLC 2016-C A — 3.28% 11/8/2021	12/07/2016	260,989	259,259	0.07%
OTGDDTL — 1.00% 8/23/2021	08/26/2016	0	550	0.00%
OTGTL — 9.771% 8/23/2021	08/26/2016	551,313	564,200	0.15%
Peaks CLO 1, Ltd. 2014-1A C, 3M USD LIBOR + 3.500% — 4.804% 6/15/2026	12/07/2016	337,789	344,058	0.09%
Peaks CLO, 1 Ltd. 2014-1A A, 3M USD LIBOR + 1.750% — 3.054% 6/15/2026	06/28/2017	839,821	840,005	0.22%
PFS Financing Corp. 2016-BA A — 1.87% 10/15/2021	08/15/2017	318,579	317,541	0.08%

PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022	08/01/2017	587,908	587,847	0.15%
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022	08/01/2017	194,988	194,968	0.05%
PFS Financing Corporation 2014-BA A, 1M LIBOR + 0.600% — 1.834% 10/15/2019	02/16/2016	1,441,968	1,451,857	0.38%
PFS Financing Corporation 2016-A A, 1M LIBOR + 1.200% — 2.434% 2/18/2020	02/09/2016	1,516,327	1,521,593	0.40%
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020	03/16/2016	1,256,000	1,257,535	0.33%
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022	10/21/2016	672,901	669,018	0.18%
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022	10/21/2016	327,603	328,376	0.09%
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022	08/16/2017	318,977	317,228	0.08%
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023	09/28/2017	786,024	788,349	0.21%
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024	01/11/2016	102,984	103,728	0.03%
RiverView HECM Trust 2007-1 A, 1 year Treasury + 0.500% — 1.817% 5/25/2047	05/11/2016	462,433	459,470	0.12%
Santander Drive Auto Receivables Trust 2013-A C — 3.12% 10/15/2019	12/18/2015	169,729	168,760	0.04%
Saranac CLO II Ltd. 2014-2A A2, 3M USD LIBOR + 1.750% — 3.066% 2/20/2025	04/17/2017	320,569	320,578	0.08%
SCG Trust 2013-SRP1 AJ, 1M LIBOR + 1.950% — 3.427% 11/15/2026	12/07/2016	378,159	378,580	0.10%
SDTL — 7.30% 11/22/2021	12/22/2016	366,426	373,341	0.10%
Sears Roebuck Acceptance Corp. TL — 5.80% 6/30/2018	08/01/2017	512,335	510,716	0.13%
Silvermore Clo Ltd., 3M USD LIBOR + 1.170% — 2.485% 5/15/2026	06/30/2017	664,000	663,993	0.17%
Symphony CLO XII Ltd. 2013-12A B2R — 3.50% 10/15/2025	04/03/2017	427,000	427,667	0.11%
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 2.571% 7/17/2026	07/13/2017	461,000	460,987	0.12%
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 3.271% 7/17/2026	07/12/2017	549,000	548,983	0.14%
Telos CLO, Ltd. 2014-5A A, 3M USD LIBOR + 1.550% — 2.854% 4/17/2025	11/01/2016	828,379	831,804	0.22%
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053	12/09/2015	521,335	524,719	0.14%
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057	01/05/2016	1,327,989	1,327,747	0.35%
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055	01/26/2017	877,721	879,145	0.23%
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056	07/22/2016	601,859	599,329	0.16%
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043	12/12/2016, 12/15/2016	319,164	346,497	0.09%
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021	03/08/2017	238,691	239,073	0.06%
Verizon Owner Trust 2016-2A B — 2.15% 5/20/2021	03/08/2017	267,770	268,357	0.07%
Verizon Owner Trust 2017-1A A — 2.06% 9/20/2021	03/08/2017	269,028	269,682	0.07%
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021	03/07/2017	917,881	922,102	0.24%
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021	06/13/2017	706,898	706,275	0.19%
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021	06/13/2017	644,841	641,627	0.17%
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045	12/08/2015	484,744	485,508	0.13%
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045	01/20/2016	435,232	443,143	0.12%
Volvo Financial Equipment LLC Series 2016-1A A2 — 1.44% 10/15/2018	06/09/2016	259,072	258,827	0.07%
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021	02/13/2017	158,997	158,763	0.04%
Washington Mill CLO Ltd. 2014-1A A2R — 2.90% 4/20/2026	02/24/2017	250,000	250,654	0.07%
Washington Mill CLO Ltd. 2014-1A B2R — 3.60% 4/20/2026	02/24/2017	317,000	318,095	0.08%
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043	12/13/2016, 12/16/2016	380,648	423,348	0.11%
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025	04/28/2017	418,000	418,291	0.11%
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025	04/28/2017	250,000	250,403	0.07%
Westlake Automobile Receivables Trust 2016-1A B — 2.68% 9/15/2021	01/14/2016	1,299,936	1,301,850	0.34%
Westlake Automobile Receivables Trust 2016-3A B — 2.07% 12/15/2021	10/14/2016	1,348,883	1,346,903	0.35%
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022	04/11/2017	410,984	412,557	0.10%
XPLORNET COMMUNICATIONS Inc. TL-B 1L — 6.07% 9/9/2021	10/7/2016, 10/14/2016, 12/19/2016	1,047,909	1,058,839	0.27%
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026	04/10/2017	250,000	250,968	0.06%
ZW1L — 6.325% 11/16/2022	11/17/2016	364,008	367,684	0.09%
ZW2L — 10.314% 11/16/2023	11/17/2016, 2/17/2016	128,226	129,838	0.03%
TOTAL RESTRICTED SECURITIES		$75,922,085	$76,133,924	20.02%

NOTE 1 — Disclosure of Fair Value Measurements

The Company uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (OTC) market more accurately reflects the securities’ value in the judgment of the Company’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Company’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Company classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Company’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Company’s investments as of September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$33,430,981	$—	$—	$33,430,981
Diversified Banks	27,471,083	—	—	27,471,083
Aircraft & Parts	24,116,295	—	—	24,116,295
Internet Media	20,023,238	—	—	20,023,238
Insurance Brokers	14,728,341	—	—	14,728,341
Consumer Finance	14,090,235	—	—	14,090,235
P&C Insurance	13,753,202	—	—	13,753,202
Semiconductor Devices	11,822,824	—	—	11,822,824
Communications Equipment	10,904,864	—	—	10,904,864
Electrical Components	10,660,751	—	—	10,660,751
Investment Companies	7,647,250	—	—	7,647,250
Advertising & Marketing	6,978,923	—	—	6,978,923
Specialty Pharma	6,774,665	—	—	6,774,665
Life Science Equipment	5,747,896	—	—	5,747,896
Electrical Power Equipment	5,385,660	—	—	5,385,660
Base Metals	4,139,424	—	—	4,139,424
Integrated Oils	4,128,520	—	—	4,128,520
Household Products	2,858,347	—	—	2,858,347
Food & Drug Stores	2,638,656	—	—	2,638,656
Exploration & Production	955,445	—	—	955,445
Commercial Mortgage-Backed Securities
Agency	—	248,382	—	248,382
Agency Stripped	—	14,776,138	—	14,776,138
Non-Agency	—	3,589,984	917,709	4,507,693
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	5,376,108	—	5,376,108
Agency Pool Fixed Rate	—	3,484,232	—	3,484,232
Non-Agency Collateralized Mortgage Obligation	—	5,111,096	641,000	5,752,096
Asset-Backed Securities
Auto	—	23,415,057	—	23,415,057
Collateralized Loan Obligation	—	18,459,628	926,202	19,385,830
Credit Card	—	5,988,519	—	5,988,519
Equipment	—	15,999,483	1,409,295	17,408,778
Other	—	7,965,328	4,133,046	12,098,374
Corporate Bonds & Notes	—	1,535,534	313,143	1,848,677
Corporate Bank Debt	—	3,205,223	2,846,475	6,051,698
Municipals	—	226,660	—	226,660
U.S. Treasuries	—	4,856,911	—	4,856,911
Short-Term Investment	—	27,767,000	—	27,767,000
	$228,256,600	$142,005,283	$11,186,870	$381,448,753

See notes to financial statements.

The following table summarizes the Company’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Investment	Beginning Value at December 31, 2016	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In	Gross Transfers (Out)	Ending Value at September 30, 2017	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2017
Commercial Mortgage-Backed Securities Non-Agency	$818,000	$3,222	$596,398	$(396,183)	$—	$(103,728)	$917,709	3,321
Residential Mortgage-Backed Securities Agency Collateralized Mortgage Obligation	1,395,483	(3,649)	—	(70,054)	—	(1,321,780)	—	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	302,523	986	641,000	(248,840)	—	(54,669)	641,000	—
Asset-Backed Securities Collateralized Loan Obligations	1,759,634	24,286	70,000	—	—	(927,718)	926,202	3,338
Asset-Backed Securities Equipment	—	11,675	1,456,282	(58,662)	—	—	1,409,295	11,627
Other Asset-Backed Securities	5,406,566	36,220	598,994	(557,000)	—	(1,351,734)	4,133,046	25,931
Corporate Bonds & Notes	451,841	(60,613)	—	(78,085)	—	—	313,143	(76,779)
Corporate Bank Debt	2,429,494	16,219	932,216	(531,454)	—	—	2,846,475	17,548
	$12,563,541	$28,346	$4,294,890	$(1,940,278)	$—	$(3,759,629)	$11,186,870	$(15,014)

Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Company’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.  Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $6,088,572 out of Level 3 into Level 2 during the period ended September 30, 2017.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2017:

Financial Assets	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Securities - Non-Agency	$917,709	Third-Party Broker Quote*	Quotes/Prices	$100.06 - $101.00

Residential Mortgage-Backed Securities - Non-Agency CMO	$641,000	Third-Party Broker Quote*	Quotes/Prices	$100.00

Asset-Backed Securities - Collateralized Loan Obligation	$926,202	Third-Party Broker Quote*	Quotes/Prices	$100.13

Asset-Backed Securities - Equipment	$1,409,295	Third-Party Broker Quote*	Quotes/Prices	$99.82 - $101.10

Asset-Backed Securities - Other	$4,133,046	Third-Party Broker Quote*	Quotes/Prices	$99.28 - $103.51

Corporate Bonds and Notes - Consumer, Cyclical	$86,723	Third-Party Broker Quote*	Quotes/Prices	$37.25

Corporate Bonds and Notes - Financial	$119,690	Third-Party Broker Quote*	Quotes/Prices	$100.25

Corporate Bonds and Notes - Industrial	$106,730	Third-Party Broker Quote*	Quotes/Prices	$25.00

Corporate Bank Debt	$2,845,734	Pricing Vendor	Prices	$99.88 - $100.75
	$741	Pricing Model **	Reference prices	$100.36 - $100.75

* The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2017 (excluding short-term investments), was $307,862,131 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$50,050,308
Gross unrealized depreciation:	(4,230,686)
Net unrealized appreciation:	$45,819,622

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2017

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: November 29, 2017